Bonds and financing (Tables)	12 Months Ended
Dec. 31, 2023
Bonds and financing
Schedule of bonds and financing
	December 31, 2022	Payment of interest (i)	Payment of principal (i)	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2023
Bonds with Related Parties	63,325	(40,984)	(50,885)	42,242	-	206	13,904
Bonds	30,454	(77,917)	-	75,253	1,058	499,011	527,859
Current liabilities	93,779	(118,901)	(50,885)	117,495	1,058	499,217	541,763
Bonds with Related Parties	250,206	-	-	-	-	(206)	250,000
Bonds	499,011	-	-	-	-	(499,011)	-
Non-current liabilities	749,217	-	-	-	-	(499,217)	250,000
Total	842,996	(118,901)	(50,885)	117,495	1,058	-	791,763

(i)	We present below the composition of interest and principal payments considering the issues made:

	December 31, 2021	Additions (i)	Payment of interest	Payment of principal	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2022
Bonds with Related Parties	264,673	-	(33,921)	(254,885)	36,573	-	50,885	63,325
Bonds	16,581	-	(58,425)	-	72,298	1,018	(1,018)	30,454
Financing	237	-	(154)	(759)	25	-	651	-
Current liabilities	281,491	-	(92,500)	(255,644)	108,896	1,018	50,518	93,779
Bonds with Related Parties	51,091	250,000	-	-	-	-	(50,885)	250,206
Bonds	497,993	-	-	-	-	-	1,018	499,011
Financing	651	-	-	-	-	-	(651)	-
Non-current liabilities	549,735	250,000	-	-	-	-	(50,518)	749,217
Total	831,226	250,000	(92,500)	(255,644)	108,896	1,018	-	842,996

(i)	On September 28, 2022, the Company issued simple debentures not convertible into shares, subject to remunerative interest of 100% of the CDI, plus a spread of 2.40% per year, in the total amount of R$250,000. The debentures aim to strengthen the Company's capital structure and lengthen the maturity profile of the debt, whose average term has become 36 months.

Schedule of composition of interest and principal payments of bonds and financing
Issuance	Payments	Interest	Principal
SSED21 – 6th. SOMOS – 2nd. series	02/15/2023 and 08/14/2023	(7,258)	(50,885)
SEDU21 – 9th. SOMOS 2nd. series	02/14/2023 and 08/07/2023	(33,726)	-
GAGL11 - Somos Sistemas	02/06/2023 and 08/07/2023	(77,917)	-
	Total	(118,901)	(50,885)

Schedule of bonds' description
Subscriber	Related Parties	Third parties
Issuance	9th	1st
Series	2nd Series	Single Series
Date of issuance	09/28/2022	08/06/2021
Maturity Date	09/28/2025	08/05/2024
First payment after	36 months	35 months
Remuneration payment	Semi-annual interest	Semi-annual interest
Financials charges	CDI + 2.40% p.a.	CDI + 2.30% p.a.
Principal amount (in millions of R$)	250	500

Schedule of bonds and financing maturities
Maturity of installments	December 31, 2023%		December 31, 2022%
On year or less	541,763	68.4	93,779	11.1

One to two years	250,000	31.6	499,217	59.2
Two to three years	-	-	250,000	29.7
Total non-current liabilities	250,000	31.6	749,217	88.9

	791,763	100.0	842,996	100.0